UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2009 (Unaudited)
Perritt MicroCap Opportunities Fund

Shares	COMMON STOCKS - 85.25%	Value
	Auto Components - 1.47%
250,000	Midas, Inc. (a)	$2,467,500
489,781	SORL Auto Parts, Inc. (a)	1,973,818
		4,441,318
	Building Materials - 1.90%
370,000	Comfort Systems USA, Inc.	4,358,600
232,000	MFRI, Inc. (a)	1,392,000
		5,750,600
	Business Services - 5.67%
68,045	ATC Technology Corp. (a)	1,423,501
261,400	Barrett Business Services, Inc.	2,608,772
97,000	Exponent, Inc. (a)	2,503,570
410,600	GP Strategies Corporation (a)	2,849,564
326,635	RCM Technologies, Inc. (a)	734,929
270,200	Rentrak Corporation (a)	4,944,660
287,100	Tier Technologies, Inc. (a)	2,124,540
		17,189,536
	Chemicals and Related Products - 2.82%
351,911	Aceto Corporation	2,473,935
175,000	KMG Chemicals, Inc.	1,295,000
466,507	Omnova Solutions, Inc. (a)	2,617,104
328,900	Penford Corporation	2,157,584
		8,543,623
	Commercial Banks - 0.45%
300,000	Boston Private Financial Holdings, Inc.	1,374,000
	Commercial Services & Supplies - 1.68%
328,800	Hill International, Inc. (a)	1,532,208
345,012	ICT Group, Inc. (a)	3,560,524
		5,092,732
	Computer Integrated Systems Design - 0.45%
180,100	VASCO Data Security International, Inc. (a)	1,350,750
	Computers & Electronics - 2.84%
187,649	Astro-Med, Inc.	1,043,328
260,685	CyberOptics Corporation (a)	1,746,589
370,000	GSI Group, Inc. (a)	229,363
315,000	PC-Tel, Inc. (a)	2,107,350
209,350	Rimage Corporation (a)	3,489,865
		8,616,495
	Construction & Engineering - 1.20%
275,000	Furmanite Corporation (a)	1,251,250
150,000	Sterling Constuction Company, Inc. (a)	2,389,500
		3,640,750
	Consumer Products - Distributing - 0.46%
1,617,700	China 3C Group (a)	1,391,222
	Consumer Products - Manufacturing - 5.27%
252,108	Flexsteel Industries, Inc.	2,049,638
850,900	Furniture Brands International, Inc.	3,412,109
381,458	Kimball International, Inc. - Class B	2,593,914
65,000	Measurement Specialties, Inc. (a)	523,250
34,000	The Middleby Corporation (a)	1,662,600
150,000	Perry Ellis International, Inc. (a)	1,156,500
101,000	Steinway Musical Instruments, Inc. (a)	1,155,440
125,700	Tandy Brands Accessories, Inc.	301,680
148,250	Universal Electronics, Inc. (a)	3,129,558
		15,984,689
	Consumer Services - 0.29%
180,000	Stewart Enterprises, Inc. - Class A	880,200
	Electronic Equipment & Instruments - 1.59%
250,000	Methode Electronics, Inc.	1,895,000
353,000	NAM TAI Electronics, Inc.	1,616,740
205,000	Zygo Corp. (a)	1,295,600
		4,807,340
	Energy & Related Services - 2.77%
110,000	Michael Baker Corporation (a)	4,691,500
354,545	Mitcham Industries, Inc. (a)	1,581,271
466,983	TGC Industries, Inc. (a)	2,129,442
		8,402,213
	Energy Equipment & Services - 3.07%
257,911	Matrix Service Co. (a)	2,612,638
150,000	PHI, Inc. (a)	3,276,000
100,000	T-3 Energy Services, Inc. (a)	1,355,000
150,000	Willbros Group, Inc. (a)	2,068,500
		9,312,138
	Environmental Services - 1.68%
1,500,000	Perma-Fix Environmental Services (a)	3,915,000
300,000	Versar, Inc. (a)	1,185,000
		5,100,000
	Financial Services - 2.13%
234,523	Nicholas Financial, Inc. (a)	1,540,816
506,941	Sanders Morris Harris Group, Inc.	2,955,466
260,000	TradeStation Group, Inc. (a)	1,947,400
		6,443,682
	Food Products - 2.63%
100,000	Cal-Maine Foods, Inc.	2,943,000
296,698	John B. Sanfilippo & Son, Inc. (a)	2,581,273
631,114	Omega Protein Corp. (a)	2,436,100
		7,960,373
	Health Care Providers & Services - 2.88%
1,150,000	Health Grades, Inc. (a)	5,497,000
275,400	Virtual Radiologic Corporation (a)	3,216,672
		8,713,672
	Insurance - 0.13%
366,800	CRM Holdings Ltd. (a)	399,812
	Leisure - 0.50%
482,823	Century Casinos, Inc. (a)	1,501,580
	Media - 0.08%
15,212	Courier Corp.	251,606
	Medical Supplies & Services - 7.39%
251,030	Allied Healthcare Products, Inc. (a)	1,004,120
1,000,000	BioScrip, Inc. (a)	5,910,000
591,800	Candela Corp. (a)	662,816
113,900	Cutera, Inc. (a)	951,065
450,000	Five Star Quality Care, Inc. (a)	1,260,000
1,000,719	HealthTronics, Inc. (a)	2,151,546
412,000	Home Diagnostics, Inc. (a)	2,797,480
2,064,000	Hooper Holmes, Inc. (a)	887,520
163,050	National Dentex Corporation (a)	1,100,587
243,131	Psychemedics Corporation	1,604,665
188,500	Questcor Pharmaceuticals, Inc. (a)	1,104,610
400,000	VIVUS, Inc. (a)	2,964,000
		22,398,409
	Metals & Mining - 2.95%
280,257	Allied Nevada Gold Corp. (a)	2,452,249
165,500	AM Castle & Co.	1,746,025
544,000	Fronteer Development Group, Inc. (a)	2,045,440
400,000	NovaGold Resources, Inc. (a)	1,628,000
635,200	Polymet Mining Corp. (a)	1,054,432
		8,926,146
	Oil & Gas - 8.33%
540,000	Allis-Chalmers Energy, Inc. (a)	1,242,000
275,200	Brigham Exploration Company (a)	1,342,976
479,000	CE Franklin Ltd. (a)	2,505,170
614,700	Edge Petroleum Corp. (a)	255,162
925,000	Gasco Energy, Inc. (a)	268,250
60,000	GulfMark Offshore, Inc. (a)	1,919,400
470,100	Gulfport Energy Corp. (a)	3,276,597
1,250,000	Meridian Resource Corp. (a)	412,500
950,000	Newpark Resources, Inc. (a)	2,498,500
1,450,000	Star Gas Partners LP	5,089,500
22,267	Tengasco, Inc. (a)	11,356
395,200	TransGlobe Energy Corporation (a)	1,229,072
450,000	Union Drilling, Inc. (a)	3,217,500
450,000	VAALCO Energy, Inc. (a)	1,993,500
		25,261,483
	Real Estate - 0.88%
289,305	Monmouth Real Estate Investment Corp. - Class A	1,851,552
31,000	Tejon Ranch Co. (a)	819,640
		2,671,192
	Retail - 2.92%
383,112	PC Mall, Inc. (a)	3,329,243
117,477	Rush Enterprises, Inc. - Class B (a)	1,298,121
429,931	Sport Supply Group, Inc.	4,221,923
		8,849,287
	Semiconductor Related Products - 2.85%
272,500	Actel Corporation (a)	3,035,650
400,000	Anadigics, Inc. (a)	1,656,000
725,029	FSI International, Inc. (a)	615,840
210,660	Rudolph Technologies, Inc. (a)	1,721,092
170,000	Techwell, Inc. (a)	1,621,800
		8,650,382
	Software - 2.62%
536,829	American Software, Inc. - Class A	3,441,074
440,800	iPass, Inc. (a)	784,624
325,000	Smith Micro Software, Inc. (a)	3,714,750
		7,940,448
	Specialty Manufacturing - 6.64%
100,000	AEP Industries, Inc. (a)	3,191,000
144,000	Columbus McKinnon Corp. (a)	2,083,680
772,142	Flanders Corporation (a)	4,933,987
300,000	IMAX Corporation (a)	2,700,000
522,824	North American Galvanizing & Coatings, Inc. (a)	2,614,120
50,000	Northwest Pipe Company (a)	1,739,000
120,000	OYO Geospace Corp. (a)	2,865,600
		20,127,387
	Telecommunications - 6.03%
200,000	Cogo Group, Inc. (a)	1,308,000
100,000	Digi International, Inc. (a)	1,021,000
460,000	Gilat Satellite Networks Ltd. (a)	2,249,400
344,200	Globecomm Systems, Inc. (a)	2,732,948
500,000	Harmonic, Inc. (a)	3,465,000
1,316,200	The Management Network Group, Inc. (a)	434,346
250,000	Oplink Communications, Inc. (a)	3,180,000
350,000	Radvision Ltd. (a)	2,964,500
100,000	Seachange International, Inc. (a)	915,000
		18,270,194
	Transportation - 2.68%
1,660,000	Grupo TMM, S.A.B. - ADR (a)	1,610,200
269,544	Star Bulk Carriers Corp.	932,622
315,000	StealthGas, Inc.	1,707,300
164,700	USA Truck, Inc. (a)	2,373,327
139,070	Vitran Corporation, Inc. (a)	1,501,956
		8,125,405
	TOTAL COMMON STOCKS (Cost $323,811,521)	$258,368,664

Contracts	WARRANTS - 0.00%	Value
	Lantronix, Inc.
598	Expiration: February 2011, Exercise Price: $0.85 (b)	$0
	TOTAL WARRANTS (Cost $0)	$0

	Total Investments (Cost $323,811,521) - 85.25%	$258,368,664
	Other Assets in Excess of Liabilities - 14.75%	44,713,159
	TOTAL NET ASSETS - 100.00%	$303,081,823

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Cost of investments	$323,811,521

Gross unrealized appreciation	35,243,820
Gross unrealized depreciation	(100,686,677)
Net unrealized deppreciation	$(65,442,857)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1 - Quoted prices in active markets for identical securities.
● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
● Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2009:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Equity
Consumer Discretionary	$29,894,604	$ -	$ -	$ 29,894,604
Consumer Staples	7,960,373	-	-	7,960,373
Energy	39,377,935	-	-	39,377,935
Financials	10,888,686	-	-	10,888,686
Health Care	31,112,081	-	-	31,112,081
Industrials	58,854,787	-	-	58,854,787
Information Technology	57,003,864	-	-	57,003,864
Materials	18,186,834	-	-	18,186,834
Utilities	5,089,500	-	-	5,089,500
Total Equity	$258,368,664	$ -	$ -	$ 258,368,664

Total Investments in Securities	$258,368,664	$ -	$ -	$ 258,368,664

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)    /s/ Michael J. Corbett
Michael J. Corbett, President

Date       9/15/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael J. Corbett
 Michael J. Corbett, President

Date       9/15/09

By (Signature and Title)*   /s/ Samuel J. Schulz
 Samuel J. Schulz, Treasurer

Date       9/15/09

* Print the name and title of each signing officer under his or her signature.